CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE LIABILITY
6.	Convertible Promissory Notes and derivative liability

The Company previously owed the principal amount of $230,000 to a total of six (6) investors who were issued Convertible Promissory Notes under the terms of a Convertible Promissory Note Agreement dated December 13, 2010 and amended on March 23, 2011 as follows:

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Conversion Date
$100,000	12-13-10	12-13-12	100,000	1-16-13
$25,000	4-11-11	4-08-13
$35,000	4-15-11	4-15-13	35,000	6-11-12
$10,000	4-22-11	4-22-13	10,000	5-31-12
$50,000	4-27-11	4-27-13	50,000	1-16-13
$10,000	4-08-11	4-08-13

These notes bear interest at a rate of 5% per annum, with all principal and accrued interest payable on the maturity date. Principal and unpaid accrued interest due under these notes shall be automatically converted into common stock at the closing of our next equity financing in which the gross proceeds exceed $1,000,000 (the “Next Equity Financing”), based on a conversion price equal to one-third of the price per share of the stock sold to outside investors in the Next Equity Financing. If the Next Equity Financing does not occur on or before the maturity date, the principal and unpaid accrued interest can be converted at our option into shares of our most recently closed equity financing, based on a conversion price equal to one-third of the price per share of the most recently closed equity financing. On May 30, 2012, at the request of a majority of the note holders, the Company modified the conversion terms to allow these notes to convert at a fixed price of $0.04 at any time, with all other provisions remaining exactly the same.

In addition, we previously owed the principal sum of $41,537 to Molecular Medicine Research Institute (“MMRI”), who was issued a series of Convertible Promissory Notes under the terms of a Note and Warrant Purchase Agreement as follows:

Principal Amount	Issue Date	Maturity Date
$16,037	11-1-10	11-1-12	Note principal and accrued interest assigned June, 2012
$4,250	12-1-10	12-1-12	Note principal and accrued interest assigned June, 2012
$4,250	1-1-11	1-1-12	Note principal and accrued interest assigned June, 2012
$4,250	2-1-11	2-1-12	Note principal and accrued interest assigned October, 2012
$4,250	3-1-11	3-1-12	Note principal and accrued interest assigned October, 2012
$4,250	4-1-11	4-1-12
$4,250	5-1-11	5-1-12

These notes bear interest at a rate of 5% per annum, with all principal and accrued interest payable on demand by the holder on or after the maturity date. Principal and unpaid accrued interest due under these notes shall be converted, at the option of the holder, into our equity securities at the closing of our next equity financing in which the gross proceeds exceed $1,000,000 (the “Next Equity Financing”), based on a conversion price equal to the price per share of the stock sold to outside investors in the Next Equity Financing. If the Next Equity Financing does not occur on or before the maturity date, the principal and unpaid accrued interest can be converted at our option into a new class of Preferred Stock, with the conversion price per share to be based upon a pre-money valuation of the company at that time of $2,000,000. These notes also include 20% warrant coverage which expires seven years from the date of the note. In June and October 2012, $33,037 of the note principal plus accrued interest was assigned to a new investor. Along with this assignment the warrants associated with these specific notes have been cancelled.

In August, 2012, we entered into a convertible note agreement with an investor for a principal amount of $30,880. This note bears an interest rate of 12% per annum, compounded monthly, and has a maturity date of June 5, 2013. The note holder has the option to convert the note into common stock at any time, conversion at 55% of the lowest trading price over the prior three trading days from the date of conversion. We have the option to prepay the note at any time in the amount of 150% of the principal and unpaid accrued interest. This note is an assignment of a previous note. Also in September, 2012, the note holder converted $10,805, and in October, 2012, the note holder converted $19,145, into common shares of the Company.

We also owe the principal sum of $500,000 to a total of ten (10) investors who were issued Secured Convertible Promissory Notes under the terms of a Senior Secured Convertible Promissory Note Agreement dated December 28, 2010, as amended May 20, 2011 as follows:

Principal Amount	Issue Date	Maturity Date	Assigned
$125,000	12-28-10	12-6-11	$83,000,	Assigned October 2012
			42,000	Assigned September 2012
$62,500	12-28-10	12-6-11	62,500	Assigned January 2013
$100,000	4-13-11	12-6-11	100,000	Assigned January 2013
$25,000	4-13-11	12-6-11	25,000	Assigned January 2013
$25,000	5-13-11	12-6-11	25,000	Assigned January 2013
$50,000	5-16-11	12-6-11	50,000	Assigned January 2013
$25,000	5-10-11	12-6-11	25,000	Assigned January 2013
$25,000	5-24-11	12-6-11	25,000	Assigned January 2013
$31,250	6-7-11	12-6-11	31,250	Assigned January 2013
$31,250	6-3-11	12-6-11	31,250	Assigned January 2013

Principal and interest, accrued at the rate of 5% per annum, was due and payable on December 6, 2011, unless earlier converted into equity securities of the company. Principal and unpaid accrued interest shall be converted, at the option of the holder, into equity securities of the company at the closing of our next equity financing in which gross aggregate proceeds to the Company exceed $1,750,000 and the Company registers its stock for sale pursuant to the Securities Act of 1933. The conversion price shall be equal to one-third of the price per share of this financing. If this financing does not occur on or before the maturity date, the principal and unpaid accrued interest can be converted, at the option of the holders of a majority of the aggregate principal amount of the senior secured convertible promissory notes, into common stock of the Company. These notes were formerly secured by collateral consisting of substantially all assets of the company. Under the May 20, 2011 amendment to the Senior Secured Convertible Promissory Note Agreement, this security interest was terminated. Under the terms of the agreement as amended, we may not incur any indebtedness for borrowed money except pursuant to an agreement that provides that repayment of such indebtedness will be subordinated to repayment of the Notes. In addition, we may not encumber any of our property during such time as the Notes remain due and owing. As provided in the amendment, the note holders have warrant coverage equal to 100% of the note principal at an exercise price equal to 100% of that to outside investors in the closing of the next equity financing of $1,175,000 or more, but not to be less than $0.60 per share. The warrants expire five years from the date of the next equity financing closing. In January 2013, $375,000 of the outstanding convertible notes were assigned to Dominion Capital LLC, who in February 2013 converted the notes into equity. Also in January 2013, this same investor settled all outstanding accrued interest related to the assigned notes in return for a convertible note of $187,500 with a guaranteed interest of 25%, maturity on July 30, 2013, and a conversion price of $0.015 per common share.

During the twelve months ended December 31, 2011, the Company issued convertible promissory notes to various investors for aggregate proceeds of $100,000. Principal and interest on these convertible notes, accrued at the rate of 6% per annum, were due and payable 180 days from the issuance date, unless earlier converted into equity securities of the Company, at the option of the Holder of the promissory note. Conversion of the principal and interest will be at either $0.10 or $0.20 per share. In addition, the Company issued warrants to the note holders to purchase a number of shares of common stock issued to investors at the equivalent of 100% of the principal amount of the notes divided by the respective price per share of the stock which the principal of the note converts into. The warrants expire one year from the date of the note. All related warrants expired in 2012 unexercised. During the year ended December 31, 2012, $57,000 of these convertible notes converted to Company common shares and another $40,000 was assigned to another note holder in September 2012. In March 2013 the final note in the amount of $3,000, issued September 26, 2011 was paid in full along with accrued interest.

Principal Amount	Issue Date	Maturity Date	Convertedto Equity	Assigned	Paid	Assigned or Conversion Date
$21,000	7-28-11	1-24-12	$21,000			February 2012
$21,000	7-28-11	1-24-12	$21,000			February 2012
$10,000	8-16-11	2-12-12		$10,000		October 2012
$20,000	8-18-11	2-14-12		$20,000		September 2012
$5,000	9-6-11	3-4-12	$5,000			February 2012
$5,000	9-9-11	3-7-12	$5,000			February 2012
$3,000	9-26-11	3-24-12			3,000	March 2013
$5,000	11-2-11	4-30-12	$5,000			February 2012
$10,000	11-23-11	5-21-12		$10,000		September 2012

During the period January 1, 2012 through September 30, 2013, the Company issued convertible promissory notes to various investors for aggregate proceeds of $545,608. Principal and interest on these convertible notes accrue at the rate of 6% per annum, are due and payable 180 days from the issuance date, unless earlier converted into equity securities of the Company, at the option of the Holder of the promissory note. Conversion of the principal and interest will be at either $0.0016 or $0.165 per share.

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Conversion Date
$5000	12-30-11	6-27-12	$5,000	February 2012
$100,000	1-17-12	7-15-12	$100,000	December 2012
$3,750	2-21-12	8-19-12	$3,750	February 2012
$25,000	4-2-12	9-29-12	$25,000	April 2012
$5,000	5-18-12	11-14-12	$5,000	December 2012
$21,500	6-6-12	1-6-13	$21,500	December 2012
$13,000	6-6-12	12-3-12
$5,000	7-10-12	1-6-13	$5,000	December 2012
$50,000	8-23-12	2-19-13
$5,500	9-4-12	3-3-13	$5,500	December 2012
$5,000	9-21-12	3-20-13	$5,000	September 2013
$10,000	9-24-12	3-23-13	$10,000	September 2013
$21,000	10-2-12	3-31-13	$21,000	September 2013
$5,000	10-16-12	4-14-13	$5,000	October 2012
$19,900	10-26-12	4-24-13	$19,900	September 2013
$10,000	10-29-12	4-27-13	$10,000	October 2012
$11,437	10-30-12	10-30-13	$11,437	November 2012
$10,000	11-2-12	5-1-13	$10,000	December 2012
$7,500	11-2-12	5-1-13	$7,500	November 2012
$24,000	11-2-12	5-1-13	$24,000	November 2012
$10,000	11-5-12	5-4-13	$10,000	September 2013
$50,371	11-7-12	5-6-13	$5,000	August 2013
$20,000	11-8-12	5-7-13	20,000	September 2013
$5,000	11-10-12	5-9-13	$5,000	December 2012
$6,000	11-13-12	5-12-13	$6,000	September 2013
$13,000	11-19-12	5-18-13	$13,000	September 2013
$25,000	5-13-13	11-9-13	$25,000	May 2013
$38,300	5-24-13	11-24-13
$20,000	6-5-13	12-2-13
$150,000	5-24-13	11-24-13	$150,000	September 2013

In August, 2012, $6,066 of convertible note principle was issued as part of a unit debt instrument which consisted of a return on investment (“ROI”) agreement and a convertible promissory note in return for $6,066. The ROI has a redemption value of $6,672 due on demand and the convertible promissory note is for $6,066, non-interest bearing, due February 21, 2013, and is convertible to common shares six months from the date of the note at a conversion price that is 50% of the lowest trading price over the 20 prior trading days from the date of conversion notice. The note was converted in September 2013.

On November 14, 2012, the Company entered into a Convertible Promissory note agreement with Dominion Capital LLC in the principal amount of $600,000, payable in four tranches, with a maturity date of June 3, 2013. The note bears an interest rate of 10% per annum until the note is paid in full, and can be converted into common shares of the Company at a price of $0.10 per share subject to certain conditions. This note is repayable in 4 equal weekly installments of $165,000 ($150,000 principal and $15,000 interest) commencing May 14, 2013. On January 30, 2013, the Company executed an amendment to the Convertible Promissory note payable to Dominion Capital, LLC providing for an increase in the purchase price for such note from $600,000 to $2,000,000, to be disbursed in tranches through April 26, 2013. The note has been amended to provide for an extended amortization schedule with a final maturity date of October 28, 2013. The Company has the option to pay the note in cash or stock at its discretion, subject to certain conditions. The Company used the proceeds from the amended Dominion note for working capital purposes. Dominion is not able to begin to convert the note until May 14, 2013. The Company received all $600,000 from the initial agreement in 2012, and received the first tranche of funding of $250,000 on January 30, 2013 and the final one in April 2013. As of September 30, 2013 the full $2 million has been borrowed by the Company and the Company has been making payments on the note since May 2013 initially in $165,000 installments, in stock, for a total of $600,000 of principal and $60,000 of interest and commencing in August 2013, $275,000 installments, in stock, for a total of $750,000 in principal and $75,000 of interest as of September 2013. Aegis Capital served as placement agent on the transaction and received 10% in placement agent fees.

On June 7, 2013, the Company entered into a Securities Purchase Agreement (the “Bridge Financing”) with Dominion Capital LLC pursuant to which the investor purchased an aggregate principal amount $250,00012% debentures due June 7, 2014, with a payment schedule of $125,000 upon execution and $125,000 within 30 days, all of which was received by the Company in June 2013. The Debentures are convertible into common stock at a conversion price of $2per share, subject to adjustment. The Company may repurchase this note at any time for 125% of the purchase price. Aegis Capital served as placement agent on the transaction and received 10% in placement agent fees.

On August 19, 2013, the Company entered into a securities purchase agreement, Series D 8% Convertible Preferred Stock financing, with Dominion Capital, LLC (the “Investor”) to issue an aggregate of 1,299.3270 shares of Series D convertible preferred stock (“Series D”), 1,300 shares of Series D were designated of 10,000,000 preferred shares authorized, with a par value of $0.001 per share and Stated Value of $1,000 per share in exchange for the Investor assuming certain former trade payable obligations of the Company totaling $1,169,394. The shares are initially convertible at $0.03 per common share which equals 33,333 shares of common stock for each share of Series D convertible preferred stock, subject to certain adjustments that may occur. The Investor also received a 10% original issue discount and will receive an 8% annual dividend payable quarterly. Subject to certain limitations, the dividend may be paid in cash or common stock, at the Company’s election.

On September 3, 2013 (the “SPA Date”), the “Company entered into a Securities Purchase Agreement with certain investors (the “Investors”), pursuant to which the Company issued and sold (the “Debenture and Warrant Transaction”) an aggregate of $1,544,443 in principal amount of 8% Original Issue Discount Senior Convertible Debenture due September 2014 (the “Debenture”) and a common stock purchase warrant (the “Warrant”) to purchase 38,611,073 shares of common stock of the Company. The Company issued the Debenture and Warrant for the aggregate purchase price of $1,390,000. The closing of the Debenture and Warrant Transaction occurred on September 6, 2013 (the “Original Issue Date”). At any time after the Original Issue Date and until the Debenture is no longer outstanding, the Debenture shall be convertible, in whole or in part, into shares of common stock at the option of the Investors, subject to certain conversion limitations set forth in the Debenture. The conversion price for the Debenture is $0.04 per share, subject to adjustment upon certain events, as set forth in the Debenture agreement. Interest on the Debenture accrues at the rate of 8% annually and is payable on any redemption, conversion and at maturity. Interest is payable in cash or at the Company’s option in shares of the Company’s common stock; provided certain conditions are met. Commencing on the 6 month anniversary and every 10 Trading days thereafter, the Company will be obligated to redeem a certain amount under the Debenture (the “Monthly Redemption”) until the full redemption of the Debenture. The first 8 Monthly Redemptions shall equal 5% of the original principal amount of the Debentures and thereafter the Monthly Redemption shall equal 15% of the original principal amount. In lieu of cash redemption and subject to the Company meeting certain equity conditions described in the Debenture, the Company may elect to pay the Monthly Redemptions in shares of Common Stock as provided in the Debenture. The Debenture contains certain customary Events of Default (including, but not limited to, default in payment of principal or interest thereunder, breaches of covenants, agreements, representations or warranties thereunder, the occurrence of an event of default under certain material contracts of the Company, including the transaction documents relating to the Debenture and Warrant Transaction, changes in control of the Company and the entering or filing of certain monetary judgments against the Company). Upon the occurrence of any such Event of Default the outstanding principal amount of the Debenture, plus accrued but unpaid interest, liquidated damages, and other amounts owing in respect thereof through the date of acceleration, shall become, at the Investors’ election, immediately due and payable in cash. Commencing five days after the occurrence of any Event of Default, the interest rate on the Debenture shall accrue at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted under applicable law. The Company is subject to certain customary non-financial covenants under the Debenture.

A number of the Company’s convertible notes contain embedded derivatives wherein their automatic conversion, which is contingent upon a future equity raise, can accelerate the realization of the expected payout for each note. This feature creates the possibility of a greater than expected return for the note holder and thus a higher than expected liability for the Company. The value of this feature was estimated for each note using the probability expected return method, in which the payout of distinct potential early conversion scenarios was discounted to the present value using the expected IRR (Internal Rate of Return) of the note and compared with the present value of the note if held to maturity. Probabilities were applied to the value of early conversion in each scenario to arrive at a probability weighted value of the early conversion feature.

As of September 30, 2013 and December 31, 2012, the fair value of the derivative liability was $1,544,443 and $26,893, respectively. The changes in fair value of warrant and derivative liabilities for the three month period ended September 30, 2013 and September 30, 2012 were $829,252 expense and $225,832 gain respectively, and for the nine month period ended September 30, 2013 and September 30, 2012 were $256,882 gain and $504,078 gain respectively, and the period from January 14, 2008 (date of inception) to September 30, 2013 was a gain of $625,292. These amounts have been recorded in the accompanying condensed consolidated statements of operations as a component of other income (expense).

At September 30, 2013, total future minimum payments under the notes payable are as follows:

2013	$650,000
Thereafter	—
Total principal	$650,000

At September 30, 2013, total future minimum payments under the convertible notes are as follows:

2013	$137,392
2014	1,794,443
Thereafter	—
Total principal	1,931,835
Less debt discounts resulting from warrant and derivative liabilities	(1,445,899)
Net carrying amount	$485,936

9. Convertible Promissory Notes and derivative liability

The Company owes the principal amount of $230,000 to a total of six (6) investors who were issued Convertible Promissory Notes under the terms of a Convertible Promissory Note Agreement dated December 13, 2010 and amended on March 23, 2011 as follows:

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Conversion Date
$100,000	12-13-10	12-13-12
$25,000	4-11-11	4-08-13
$35,000	4-15-11	4-15-13	35,000	06-11-12
$10,000	4-22-11	4-22-13	10,000	05-31-12
$50,000	4-27-11	4-27-13
$10,000	04-08-11	4-08-13	10,000

These notes bear interest at a rate of 5% per annum, with all principal and accrued interest payable on the maturity date. Principal and unpaid accrued interest due under these notes shall be automatically converted into our equity securities at the closing of our next equity financing in which the gross proceeds exceed $1,000,000 (the “Next Equity Financing”), based on a conversion price equal to one-third of the price per share of the stock sold to outside investors in the Next Equity Financing. If the Next Equity Financing does not occur on or before the maturity date, the principal and unpaid accrued interest can be converted at our option into shares of our most recently closed equity financing, based on a conversion price equal to one-third of the price per share of the most recently closed equity financing. On May 30th, 2012, at the request of a majority of the note holders, the Company modified the conversion terms to allow these notes to convert at a fixed price of $0.04 at any time, with all other provisions remaining exactly the same.

In addition, we previously owed the principal sum of $41,537 to Molecular Medicine Research Institute (“MMRI”), who was issued a series of Convertible Promissory Notes under the terms of a Note and Warrant Purchase Agreement as follows:

Principal Amount	Issue Date	Maturity Date
$16,037	11-1-10	11-1-12	Note principal and accrued interest assigned June, 2012
$4,250	12-1-10	12-1-12	Note principal and accrued interest assigned June, 2012
$4,250	1-1-11	1-1-12	Note principal and accrued interest assigned June, 2012
$4,250	2-1-11	2-1-12	Note principal and accrued interest assigned October, 2012
$4,250	3-1-11	3-1-12	Note principal and accrued interest assigned October, 2012
$4,250	4-1-11	4-1-12
$4,250	5-1-11	5-1-12

These notes bear interest at a rate of 5% per annum, with all principal and accrued interest payable on demand by the holder on or after the maturity date. Principal and unpaid accrued interest due under these notes shall be converted, at the option of the holder, into our equity securities at the closing of our next equity financing in which the gross proceeds exceed $1,000,000 (the “Next Equity Financing”), based on a conversion price equal to the price per share of the stock sold to outside investors in the Next Equity Financing. If the Next Equity Financing does not occur on or before the maturity date, the principal and unpaid accrued interest can be converted at our option into a new class of Preferred Stock, with the conversion price per share to be based upon a pre-money valuation of the company at that time of $2,000,000. These notes also include 20% warrant coverage which expires seven years from the date of the note. In June and October of 2012, $24,537 and $8,500 ($33,037 total) of the note principal plus accrued interest was assigned to a new investor. Along with this assignment the warrants associated with these specific notes have been cancelled.

We are currently party to a Sponsored Research Agreement (“SRA”) with MMRI under which we are provided office and laboratory space, use of research equipment, and other items within MMRI’s research facility in exchange for a monthly Sponsor Research Fee. The notes detailed above, in conjunction with certain warrants to purchase stock, were issued in payment of 50% of the respective monthly fees due under this agreement. In September 2012 we terminated our SRA and entered into a month to month Storage Agreement which provides storage for the frozen cell lines.

In addition, we owe the principal sum of $12,240 to The Parkinson’s Institute, which was issued a Convertible Promissory Note under the terms of a Note and Warrant Purchase Agreement dated August 25, 2010. This note bears interest at a rate of 5% per annum, with all principal and accrued interest payable on demand by the holder on or after the maturity date of August 25, 2012. Principal and unpaid accrued interest due under this note shall be automatically converted into our equity securities at the closing of our next equity financing in which the gross proceeds exceed $1,000,000 (the “Next Equity Financing”), based on a conversion price equal to the price per share of the stock sold to outside investors in the Next Equity Financing. If the Next Equity Financing does not occur on or before the maturity date, the principal and unpaid accrued interest can be converted at our option into a new class of Preferred Stock, with the conversion price per share to be based upon a pre-money valuation of the company at that time of $2,000,000. In addition the note holder has warrant coverage equal to 5% of the note principal with a warrant exercise price equal to the next equity financing per share price, and expiration seven years from the date of the note. In June 2012, $12,240 of the note principal plus accrued interest was assigned to a new investor. Along with this assignment the warrants associated with these notes have been cancelled.

In June, 2012, we entered into a convertible note agreement with an investor for a principal amount of $39,831. This note bears an interest rate of 12% per annum, compounded monthly, and has a maturity date of June 5, 2013. The note holder has the option to convert the note into common stock at any time, conversion at 55% of the lowest trading price over the prior three trading days from the date of conversion. We have the option to prepay the note at any time in the amount of 150% of the principal and unpaid accrued interest. This note represents the assignment of the Parkinson’s and MMRI notes discussed earlier. In June 2012 the note holder converted $9,831 into common stock. In August 2012 the note holder assigned their remaining balance, $30,000, plus accrued interest to a new note holder.

Also, in June 2012, we entered into a convertible note agreement with an investor for a principal amount of $21,500. This note bears an interest rate of 12% per annum and has a maturity date of January 6, 2013. The note holder has the option to convert the note into common stock at any time, conversion at 55% of the average of the three lowest trading prices over the prior ten trading days from the date of conversion. We have the option to prepay note at any time in the amount of 150% of the principal and unpaid accrued interest within the first ninety days. Also in December, 2012, the note holder converted $21,500 of the principal into common shares of the Company.

In August, 2012, we entered into a convertible note agreement with an investor for a principal amount of $30,880. This note bears an interest rate of 12% per annum, compounded monthly, and has a maturity date of June 5, 2013. The note holder has the option to convert the note into common stock at any time, conversion at 55% of the lowest trading price over the prior three trading days from the date of conversion. We have the option to prepay the note at any time in the amount of 150% of the principal and unpaid accrued interest. This note is an assignment of a previous note. Also in September, 2012, the note holder converted $10,805, and in November, 2012, the note holder converted $5,000 of the principal into common shares of the Company.

In September, 2012, we entered into two separate convertible note agreements with an investor for principal amounts of $30,000 and $42,000, both the result of prior issued note assignments. These notes bear an interest rate of 12% per annum, and have a maturity date of September 14, 2013 and September 27, 2013, respectively. The note holder has the option to convert the notes into common stock at any time, conversion at 50% of the lowest trading price over the prior twenty trading days from the date of conversion. We have the option to prepay the note at any time in the amount of 125% of the principal and unpaid accrued interest. Also in September and October, 2012, the note holder converted all of the $30,000 note principal, and all of the $42,000 note principal into common shares of the Company.

We also owe the principal sum of $500,000 to a total of ten (10) investors who were issued Secured Convertible Promissory Notes under the terms of a Senior Secured Convertible Promissory Note Agreement dated December 28, 2010, as amended May 20, 2011 as follows:

Principal Amount	Issue Date	Maturity Date	Assigned
$125,000	12-28-10	12-6-11	$83,000 42,000	,	Assigned October and September 2012
$62,500	12-28-10	12-6-11
$100,000	4-13-11	12-6-11
$25,000	4-13-11	12-6-11
$25,000	5-13-11	12-6-11
$50,000	5-16-11	12-6-11
$25,000	5-10-11	12-6-11
$25,000	5-24-11	12-6-11
$31,250	6-7-11	12-6-11
$31,250	6-3-11	12-6-11

Principal and interest, accrued at the rate of 5% per annum, are due and payable on December 6, 2011, unless earlier converted into equity securities of the company. Principal and unpaid accrued interest shall be converted, at the option of the holder, into equity securities of the company at the closing of our next equity financing in which gross aggregate proceeds to the Company exceed $1,750,000 and the Company registers its stock for sale pursuant to the Securities and Exchange Act of 1934. The conversion price shall be equal to one-third of the price per share of this financing. If this financing does not occur on or before the maturity date, the principal and unpaid accrued interest can be converted, at the option of the holders of a majority of the aggregate principal amount of the senior secured convertible promissory notes, into common stock of the Company. These notes were formerly secured by collateral consisting of substantially all assets of the company. Under the May 20, 2011 amendment to the Senior Secured Convertible Promissory Note Agreement, this security interest was terminated. Under the terms of the agreement as amended, we may not incur any indebtedness for borrowed money except pursuant to an agreement that provides that repayment of such indebtedness will be subordinated to repayment of the Notes. In addition, we may not encumber any of our property during such time as the Notes remain due and owing. As provided in the amendment the note holders have warrant coverage equal to 100% of the note principal at an exercise price equal to 100% of that to outside investors in the closing of the next equity financing of $1,175,000, but not to be less than $0.60 per share. The warrants expire five years from the date of the next equity financing closing. We are currently in default on these notes. See footnote 9 Commitments and Contingencies for further information.

During the twelve months ended December 31, 2011, the Company issued convertible promissory notes to various investors for aggregate proceeds of $100,000. Principal and interest on these convertible notes, accrued at the rate of 6% per annum, are due and payable 180 days from the issuance date, unless earlier converted into equity securities of the Company, at the option of the Holder of the promissory note. Conversion of the principal and interest will be at either $0.10 or $0.20 per share. In addition, the Company issued warrants to the note holders to purchase a number of shares of capital stock issued to investors at the equivalent of 100% of the principal amount of the notes divided by the respective price per share of the stock which the principal of the note converts into. The warrants expire one year from the date of the note. During the year ended December 31, 2012, $57,000 of these convertible notes converted to Company Common shares and another $30,000 was assigned to another note holder in September 2012.

Principal Amount	Issue Date	Maturity Date		Converted to Equity	Assigned	Assigned or Conversion Date
$21,000	7-28-11	1-24-12		$21,000		February 2012
$21,000	7-28-11	1-24-12		$21,000		February 2012
$10,000	8-16-11	2-12-12	$		$10,000	October 2012
$20,000	8-18-11	2-14-12			$20,000	September 2012
$5,000	9-6-11	3-4-12		$5,000		February 2012
$5,000	9-9-11	3-7-12		$5,000		February 2012
$3,000	9-26-11	3-24-12
$5,000	11-2-11	4-30-12		$5,000		February 2012
$10,000	11-23-11	5-21-12			$10,000	September 2012

During the period January, 2012 through December, 2012, the Company issued convertible promissory notes to various investors for aggregate proceeds of $435,437. Principal and interest on these convertible notes accrue at the rate of 6% per annum, are due and payable 180 days from the issuance date, unless earlier converted into equity securities of the Company, at the option of the Holder of the promissory note. Conversion of the principal and interest will be at either $0.01 or $0.165 per share.

Principal Amount	Issue Date	Maturity Date	Consolidated Debt	Converted to Equity	Conversion Date
$5,000	12-30-11	6-27-12		$5,000	February 2012
$3,637
$(3,637)	1-5-12	1-4-13	10-30-12	$3,638	November 2012
$100,000	1-17-12	7-15-12		$100,000	December 2012
$7,800
$(7,800)	2-8-12	2-7-13	10-30-12	$7,800	November 2012
$3,750	2-21-12	8-19-12		$3,750	February 2012
$25,000	4-2-12	9-29-12		$25,000	April 2012
$5,000	5-18-12	11-14-12		$5,000	December 2012
$13,000	6-6-12	12-3-12
$5,000	7-10-12	1-6-13		$5,000	December 2012
$50,000	8-23-12	2-19-13
$5,500	9-4-12	3-3-13		$5,500	December 2012
$5,000	9-21-12	3-20-13
$10,000	9-24-12	3-23-13
$21,000	10-2-12	3-31-13
$5,000	10-9-12	NA		$5,000	October 2012
$19,900	10-26-12	4-24-13
$10,000	10-29-12	4-27-13		$10,000	October 2012
$11,437	10-30-12	10-30-13	From Consolidation	$11,437	November 2012
$10,000	11-2-12	5-1-13		$10,000	December 2012
$7,500	11-2-12	5-1-13		$7,500	November 2012
$24,000	11-2-12	5-1-13		$24,000	November 2012
$50,000	11-7-12	5-6-13		$50,000	November 2012
$10,000	11-8-12	NA		$10,000	November 2012
$20,000	11-8-12	5-7-13
$6,000	11-13-12	5-12-13
$350	11-13-12	NA
$13,000	11-19-12	5-18-13

In March, 2012, $9,500 of convertible note principle was issued as part of a unit debt instrument which consisted of a return on investment (“ROI”) agreement and a convertible promissory note in return for $10,000. The ROI has a redemption value of $10,500 due on demand and the convertible promissory note is for $9,500, non-interest bearing, due September 20, 2012, and is convertible to common shares after six months from the date of the note at a conversion price that is 50% of the lowest trading price over the 20 prior trading dates from the date of conversion notice. In September 2012 the convertible note converted to common stock.

In August, 2012, $6,066 of convertible note principle was issued as part of a unit debt instrument which consisted of a return on investment (“ROI”) agreement and a convertible promissory note in return for $6,066. The ROI has a redemption value of $6,672.44 due on demand and the convertible promissory note is for $6,066, non-interest bearing, due February 21, 2013, and is convertible to common shares after six months from the date of the note at a conversion price that is 50% of the lowest trading price over the 20 prior trading dates from the date of conversion notice.

During the period January, 2012 through December, 2012, the Company issued two convertible promissory notes to one investor totaling $39,325 Principal and interest on these convertible notes accrued at the rate of 12% per annum. The holder of the note can convert the note to common shares of the Company at any at 50% of lowest trading bid price for prior twenty trading days before conversion. Both notes were converted on the same day as the issuance date.

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Conversion Date
$15,000	3-9-12	10-27-12	$15,000	March 2012
$24,325	5-4-12	11-4-12	$24,325	May 2012

During the period January, 2012 through December, 2012, the Company issued four convertible promissory notes to one investor totaling $91,500. Principal and interest on these convertible notes accrue at the rate of 8% per annum. The holder of the note can convert the note to common shares of the Company any time after the initial 180 days of the note at a conversion price that is a percentage of an average of the market low over for a certain number days over a greater number of prior number of trading days from the date of notice to convert. The holder converted $60,500 and was repaid $37,000

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Repaid	Conversion Repayment Date
$37,500	2-7-12	10-27-12	$24,000		August 2012
			$2,767		September 2012
			$10,733		October 2012
$17,000	3/19/12	12-21-12	$17,000		October 2012
$13,000	5/3/12	2-7-13		$13,000	November 2012
$24,000	6/13/12	3-15-13		$24,000	December 2012

In January, 2012, a vendor converted their trade account to convertible promissory notes for the amount due them at the time of the note plus future billings, amounting to $244,988. These notes accrue interest at 8.5% and have the option to convert to common stock at any time by the note holder, at a conversion price of $0.11 per share. These notes were payable upon demand. In November, 2012 the holder assigned the notes.

In October 2012, a vendor converted their trade account to convertible promissory notes for the amount due them at the time of $20,000. In October, 2012 the holder converted the notes.

On November 14, 2012 the Company entered into a Securities Purchase agreement with Dominion Capital LLC and signed a 10% Convertible promissory Note in the principal amount of $600,000. This amount is repayable in 4 equal weekly installments of $165,000 ($150,000 principal and $15,000 interest) commencing May 14, 2013.

The following notes were assigned between parties:

Principal Amount	Issue Date	Maturity Date	Converted to Equity		Conversion Date
$9,202	10-2-12	NA		$9,202	December 2012
$10,000	10-18-12	NA		$10,000	October 2012
$40,000	10-24-12	NA		$30,000	Oct & Nov 2012
$10,172	11-4-12	5-3-13	$
$43,000	12-12-12	Demand

Prior year notes converted:

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Conversion Date
5,000	10-27-11	4-24-12	$5,000	March 2012
30,000	11-30-11	5-28-12	$30,000	March2012
10,000	12-8-11	6-5-12	$10,000	March 2012
5,000	12-14-11	6-11-12	$5,000	March 2012

A number of Company’s convertible notes contain embedded derivatives wherein their automatic conversion, which is contingent upon a future equity raise, can accelerate the realization of the expected payout for each note. This feature creates the possibility of a greater than expected return for the note holder and thus a higher than expected liability for the Company. The value of this feature was estimated for each note using the probability expected return method, in which the payout of distinct potential early conversion scenarios was discounted to the present using the expected IRR of the note and compared with the present value of the note if held to maturity. Probabilities were applied to the value of early conversion in each scenario to arrive at a probability weighted value of the early conversion feature.

As of December 31, 2012 and December 31, 2011, the fair value of the derivative liability was $26,893 and $140,706, respectively. The changes in fair value for the twelve month periods ended December 31, 2012 and December 31, 2011 and the period from January 14, 2008 (date of inception) to December 31, 2012 of $436,095, $408,816, and $848,207, respectively, has been recorded in the accompanying statements of operations as a component of other income (expense).

At December 31, 2012, total future minimum payments under the Convertible Notes are as follows:

2013	$819,359
Less Debt discounts resulting from warrant and derivative liabilities	(50,467)
Net minimum payments	$768,892